Note to cash flow statement	12 Months Ended
Mar. 31, 2026
Note to cash flow statement.
Note to cash flow statement

23.         Note to cash flow statement

The following table outlines the changes in the carrying value of net cash:

	At March 31,
	2026	2025	2024
	€M	€M	€M
Net cash at beginning of year	1,303.8	1,372.8	558.8
Changes from financing cashflows
(Decrease)/increase in cash and cash equivalents in year, including net foreign exchange differences	(1,129.9)	(12.1)	276.1
Increase/(decrease) in financial assets: cash > 3 months	712.3	(137.7)	(818.4)
Increase/(decrease) in restricted cash	8.1	16.7	(13.1)
Net cash flow from decrease in debt	1,224.1	86.4	1,143.2
Movement in net funds resulting from cash flows	814.6	(46.7)	587.8

Other changes
Translation on U.S. dollar denominated debt	9.0	3.3	16.2
Promissory notes	—	—	213.5
Lease additions	(39.3)	(22.8)	—
Interest expense	(2.6)	(2.8)	(3.5)
Movement from other changes	(32.9)	(22.3)	226.2

Net cash at end of year	2,085.5	1,303.8	1,372.8
Analyzed as:
Cash and cash equivalents, cash > 3 months and restricted cash	3,577.0	3,986.5	4,119.6
Total borrowings*	(1,491.5)	(2,682.7)	(2,746.8)
Net cash	2,085.5	1,303.8	1,372.8

*Total borrowings include current and non-current maturities of debt and current and non-current lease liabilities.

The following table outlines the changes in the carrying value of share premium:

	At March 31,
	2026	2025	2024
	€M	€M	€M
Balance at beginning of year	1,421.6	1,404.3	1,379.9
Changes from financing cashflows
Net proceeds from shares issued	3.2	4.9	16.4
Share premium receivable on shares issued	10.0	12.4	8.0
Movement in net funds resulting from cash flows	13.2	17.3	24.4
Balance at end of year	1,434.8	1,421.6	1,404.3

The following table outlines the changes in liabilities arising from financing activities:

	At March 31,
	2026	2025	2024
	€M	€M	€M
Balance at beginning of year	(2,682.7)	(2,746.8)	(4,116.2)
Repayments of borrowings	1,190.0	50.0	1,100.5
Lease liabilities paid	34.1	36.4	42.7
Lease modifications/additions	(39.3)	(22.8)	—
Interest expense	(2.6)	(2.8)	(3.5)
Foreign exchange	9.0	3.3	16.2
Promissory notes	—	—	213.5
Balance at end of year	(1,491.5)	(2,682.7)	(2,746.8)
Less than one year	(1,238.6)	(886.1)	(89.4)
More than one year	(252.9)	(1,796.6)	(2,657.4)
Balance at end of year	(1,491.5)	(2,682.7)	(2,746.8)